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Stephanie Capistron stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

August 14, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (“Registrant”)
File Nos. 333-185659 and 811-22781
Post-Effective Amendment No. 22

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 24 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Institutional Shares of the Multi-Manager U.S. Small Cap Equity Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7127.

Sincerely,

/s/ Stephanie Capistron

Stephanie Capistron

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